Discontinued operations (Narrative) (Details) - Jul. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Xunlei Kankan [Member]
Discontinued operations [Line Items]
Sales price	$ 21,183	¥ 130,000